Reserve Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Recapitalization
The number of shares of Proterra common stock issued immediately following the consummation of the Merger was (in thousands):

Shares
Ordinary shares Class A of ArcLight, outstanding prior to Merger	27,750
Less redemption of ArcLight shares	(15)
Sponsor	6,257
Sponsor Earnout Stock	680
Common stock of ArcLight	34,672
PIPE Investors	41,500
Legacy Proterra shares	131,176
Total shares of common stock immediately after Merger	207,348